Patents	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Disclosure Text Block [Abstract]
Intangible Assets Disclosure [Text Block]
Note 9 – Patents

In June of 2009, concurrent with the Company’s incorporation, one of its officers and directors, agreed to transfer all rights, title and interest in the patent he held for a personal security device. The cost of the patent is being amortized over the 20-year life of the patent.

The Company hired a patent attorney specializing in products for the security industry to assist in filing additional utility and technology patents for its new enhanced non-lethal products.  As of June 30, 2014, the costs paid to this attorney for the filings, drawings, and research totaled $9,472.  These costs have been capitalized and are being amortized over the 20-year life of the patents once issued and placed into service.

Note 7 – Patents

In June of 2009, concurrent with the Company’s incorporation, one of its officers and directors, agreed to transfer all rights, title and interest in the patent he held for a personal security device. The cost of the patent is being amortized over the 20-year life of the patent.

The Company hired a patent attorney specializing in products for the security industry to assist in filing additional utility and technology patents for its new enhanced non-lethal products.  As of December 31, 2013, the costs paid to this attorney for the filings, drawings, and research totaled $9,472.  These costs have been capitalized and will be amortized over the 20-year life of the patents once issued and placed into service.